EARNINGS PER COMMON SHARE (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Earnings available to common shareholders	$ 436	$ 183
Common shares (millions):
Weighted average number of common shares outstanding	86.2	85.6
Dilutive stock options (in shares)	0.4	0.5
Diluted number of common shares	86.6	86.1
Earnings per common share:
Basic (in dollars per share)	$ 5.06	$ 2.14
Diluted (in dollars per share)	$ 5.03	$ 2.13